Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0001823466
Registrant Name	FiscalNote Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES